Share Capital and Warrants - First Preferred Shares (Details) - Preferred Shares - CAD ($) shares in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Number of Common Shares
Outstanding, Beginning of Year (in shares)	26	36
Preferred shares redeemed (in shares)	(14)	(10)
Outstanding, End of Period (in shares)	12	26
Amount
Outstanding, Beginning of Year	$ 356	$ 519
Preferred Shares Redeemed	(243)	(163)
Outstanding, End of Period	$ 113	$ 356